Offerings	Jun. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Notes due 2028
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,598,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,798.46
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The filing fee is calculated and is being paid pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, (the "Securities Act") based on the maximum aggregate offering price of the 4.300% Notes due 2028 (the "2028 Notes"). The maximum aggregate offering price is calculated based on the public offering price of 99.933% of the principal amount of the 2028 Notes.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2032
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,395,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,457.38
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The filing fee is calculated and is being paid pursuant to Rules 456(b) and 457(r) under the Securities Act based on the maximum aggregate offering price of the 4.900% Notes due 2032 (the "2032 Notes"). The maximum aggregate offering price is calculated based on the public offering price of 99.879% of the principal amount of the 2032 Notes.